Income Taxes (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Income Taxes
Amount of Pennsylvania research and development tax credits sold	$ 91,729	$ 45,678	$ 91,729
Net proceeds from sale of Pennsylvania research and development tax credits recorded in other income		$ 42,024	$ 84,391	$ 84,391